Other income (expense) and finance costs (gains) - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income and other	$ 23,953	$ 8,856
(Loss) gain on disposal of assets	(605)	2,959
Unrealized loss on derivative instruments	(9,584)	0
Realized gain on derivative contracts	431	0
Asset retirement obligation provision for closed facility	0	(13)
Other income	$ 14,195	$ 11,802